Asset Transfers in Which the Company has Continuing Economic Involvement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																			12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Residential Mortgage	Dec. 31, 2010 Residential Mortgage	Dec. 31, 2009 Residential Mortgage	Dec. 31, 2011 Commercial and Corporate Loans [Member]	Dec. 31, 2010 Commercial and Corporate Loans [Member]	Dec. 31, 2009 Commercial and Corporate Loans [Member]	Dec. 31, 2011 Consumer Loan	Dec. 31, 2010 Consumer Loan	Dec. 31, 2009 Consumer Loan	Dec. 31, 2011 Collateralized Debt Obligations	Dec. 31, 2010 Collateralized Debt Obligations	Dec. 31, 2009 Collateralized Debt Obligations	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Community Development Investments [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Community Development Investments [Member]	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Commercial and Corporate Loans [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Commercial and Corporate Loans [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Commercial and Corporate Loans [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Commercial and Corporate Loans [Member]	Jan. 02, 2010 Variable Interest Entity, Primary Beneficiary Commercial and Corporate Loans [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Three Pillars [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Three Pillars [Member]	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Three Pillars [Member]	Dec. 31, 2010 Pricing Service [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2010 Subordinate Interests [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2010 Retained Interest [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 General Partner [Member] Community Development Investments [Member]	Dec. 31, 2010 General Partner [Member] Community Development Investments [Member]
Other assets	$ 6,159		$ 7,814															$ 68	$ 62
Total assets	176,859		172,874															1,200	1,100	529	651		2,000	2,100					307							5	8
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount																		108	80											4,300	4,200
Total Fee Revenue																														65	68	59
Loans Receivable, Net																											315	316
Transferor's Interests in Transferred Financial Assets, Fair Value																				104	193												175	18	13
Loans and Leases Receivable, Gain (Loss) on Sales, Net																				397	588	707
Cash flows on interests held	51		80		106	48	66	94	1	4	2	0	8	7	2	2	3
Servicing or management fees	13		17		17	3	4	5	10	12	11	0	1	1	0	0	0
Long-term Debt	$ 10,908	[1]	$ 13,648	[1]																					$ 722	$ 764	$ 289	$ 290

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764